SUPPLEMENT DATED NOVEMBER 15, 2010

TO PROSPECTUS DATED APRIL 30, 2010

FOR SUN LIFE LARGE CASE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

I.	The following Sub-Accounts are added as investment options to all Policies:

SCSM BlackRock International Index Fund (Initial Class)
SCSM BlackRock Small Cap Index Fund (Initial Class)

Sun Capital Advisers, LLC, our affiliate, advises the SCSM BlackRock International Index Fund and the SCSM BlackRock Small Cap Index Fund with BlackRock Investment Management, LLC as the subadviser.

II.	The Mortality and Expense Risk Charge portion of the Periodic Charges Other Than Fund Operating Expenses Table is replaced by the following:

Mortality and Expense Risk Charge5

Maximum Charge:
Current Charge for 2001 CSO with Policy Investment Start Dates before February 1, 2011:
Current Charge for 2001 CSO with Policy Investment Start Dates on and after February 1, 2011:
Current Charge for 1980 CSO:
Daily	(on the assets allocated to the investment options in the Variable Accounts)
0.90% 0.45% 0.38% 0.50%

III.	The first paragraph of the Mortality and Expense Risk Charge section on page 23 is deleted and replaced with the following:

Mortality and Expense Risk Charge.  We deduct a daily charge from the assets of the Variable Account for the mortality and expense risks we assume with respect to the Policy.  We may realize a profit from this charge.  This charge is based on the applicable Daily Risk Percentage, which we will from time to time determine based on our expectations of future interest, mortality experience, persistency, expenses, profit and taxes.  Expressed as an equivalent annual rate, the Daily Risk Percentage is guaranteed not to exceed 0.90% of assets.

For Policies with Investment Start Dates before February 1, 2011, the current Daily Risk Percentage will be no greater than 0.45% (0.50% for 1980 CSO) of assets for Policy Years 1-10, 0.20% for Policy Years 11-20 (0.10% for 1980 CSO) and 0.10% thereafter.

For Policies with Investment Start Dates on and after February 1, 2011, the current Daily Risk Percentage will be no greater than 0.38% of assets for Policy Years 1-20 and 0.10% thereafter.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.